Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accrued interest expenses	¥ 2,375		¥ 3,456
Total	¥ 2,375	$ 327	¥ 3,456